Significant Agreements (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 20, 2022	May 21, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Agreements (Details) [Line Items]
OUI Agreement Expiration			10 years	10 years
Intellectual property licenses is recorded as research and development expenses			$ 3,000	$ 11,000	$ 15,000
Research and development expenses				402,104
Ology Bioservices, Inc. [Member]
Significant Agreements (Details) [Line Items]
Aggregate agreement amount initial agreement			4,000,000	4,000,000
Prepaid expenses to remaining prepaid expenses				100,000	100,000
Prepaid expense remaining				48,600	$ 48,600
Aggregate amount		$ 2,800,000	$ 2,800,000	$ 2,800,000
Cost plus, percentage		15.00%	15.00%	15.00%
Accounts payable				$ 164,000
Accrued expenses			$ 332,000	115,000
Incurred related research and development expenses				328,000
Accrued expenses				$ 115,000
Ology Bioservices, Inc. [Member] | Subsequent Event [Member]
Significant Agreements (Details) [Line Items]
Increased in obligation	$ 300,000